PREMISES AND EQUIPMENT (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Premises And Equipment [Line Items]
Depreciation, Total	$ 580,000	$ 597,000	$ 658,000
Property, Plant and Equipment, Net	6,068,000	7,139,000
Branch [Member]
Premises And Equipment [Line Items]
Property, Plant and Equipment, Net	1,178,000
Gain (Loss) on Disposition of Assets	71,000
Payments for Removal Costs	$ 22,000